CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 9,598	$ 1,490
Short-term investments	9,485	1,808
Total cash and cash equivalents	19,083	3,298
Securities available for sale, at fair value	4,174	7,219
Securities held to maturity, at amortized cost (fair value of $2,506,000 and $3,398,000 at December 31, 2011 and 2010, respectively)	2,322	3,202
Federal Home Loan Bank stock, at cost	3,111	3,111
Loans held for sale	769	685
Loans, net of allowance for loan losses of $1,824,000 and $1,651,000 at December 31, 2011 and 2010, respectively	161,120	178,524
Premises and equipment, net	3,882	3,961
Accrued interest receivable	627	777
Bank-owned life insurance	2,696	2,597
Prepaid FDIC insurance	362	514
Other assets	1,229	1,127
Total assets	199,375	205,015
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	151,085	151,463
Securities sold under agreements to repurchase	573	491
Short-term Federal Home Loan Bank advances		3,500
Long-term Federal Home Loan Bank advances	25,121	28,182
Mortgagors' escrow accounts	730	598
Accrued expenses and other liabilities	1,537	1,612
Total liabilities	179,046	185,846
Commitments and contingencies (Note 14)
Stockholders' equity:
Preferred stock, $0.10 par value per share: 1,000,000 shares authorized; none outstanding
Common stock, $0.10 par value per share: 10,000,000 shares authorized; 2,777,250 shares issued	278	278
Additional paid-in capital	11,496	11,424
Retained earnings	10,010	8,999
Accumulated other comprehensive income	134	120
Unearned compensation - ESOP (28,597 and 36,789 shares unallocated at December 31, 2011 and 2010, respectively)	(286)	(368)
Unearned compensation - Restricted stock (36,552 and 24,000 shares non-vested at December 31, 2011 and 2010, respectively)	(167)	(100)
Treasury stock, at cost (133,347 and 138,863 shares at December 31, 2011 and 2010, respectively)	(1,136)	(1,184)
Total stockholders' equity	20,329	19,169
Total liabilities and stockholders' equity	$ 199,375	$ 205,015